Other Non-Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Texts block [Abstract]
Summary of Breakdown of Other Non Financial Liabilities
The composition of other
non-financial
liabilities as of December 31, 2025 and 2024 is as follows:

Composition	12/31/2025	12/31/2024
Employee benefits payable	187,700,976	170,106,850
Withholdings and collections	130,260,989	118,835,683
Dividends payable (see Note 42)	115,131,776	1,616
Taxes payables	102,830,629	72,555,806
Miscellaneous payables - provisions of goods and services	43,739,610	53,500,301
Retirement pension payment orders pending settlement	5,170,875	10,328,061
Directors’ and syndics’ fees payable	3,307,520	10,965,415
Other	45,790,469	47,135,731

Total	633,932,844	483,429,463